Lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease obligations.
Beginning Balance of lease obligations	$ 1,206,248	$ 1,188,769	$ 354,199	$ 689,644
Additions	386,090	953,868	12,199
Disposals			(67,787)
Interest on lease liabilities	114,131	34,712	53,549
Interest payments on lease liabilities	(114,131)	(34,712)	(53,549)
Principal payments of lease liabilities	(270,795)	(150,924)	(338,276)
Foreign exchange difference	(97,816)	31,626	58,419
Ending balance of Lease obligations	$ 1,206,248	$ 1,188,769	$ 354,199	$ 689,644